GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Australia – 7.8%
66,716	ANZ Group Holdings Ltd. (Banks)	$ 1,028,101
38,172	APA Group (Gas Utilities)	259,311
34,816	Aurizon Holdings Ltd. (Ground Transportation)	78,418
92,874	BHP Group Ltd. (Metals & Mining)	2,936,112
36,463	Coles Group Ltd. (Consumer Staples Distribution & Retail)	440,570
9,012	Commonwealth Bank of Australia (Banks)	595,022
490	CSL Ltd. (Biotechnology)	94,898
30,608	Fortescue Metals Group Ltd. (Metals & Mining)	460,086
177,918	Medibank Pvt. Ltd. (Insurance)	401,502
98,273	National Australia Bank Ltd. (Banks)	1,831,155
20,491	Origin Energy Ltd. (Electric Utilities)	114,116
416	Rio Tinto Ltd. (Metals & Mining)	33,426
9,879	Sonic Healthcare Ltd. (Health Care Providers & Services)	231,593
45,550	Transurban Group (Transportation Infrastructure)	434,929
34,759	Wesfarmers Ltd. (Broadline Retail)	1,174,802
61,713	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	1,378,678

		11,492,719

Austria – 0.7%
22,876	OMV AG (Oil, Gas & Consumable Fuels)	1,050,537

Belgium – 0.2%
2,722	KBC Group NV (Banks)	187,031
2,572	Warehouses De Pauw CVA (Industrial REITs)	76,481

		263,512

Cayman Islands – 0.5%
50,600	Budweiser Brewing Co. APAC Ltd.(a) (Beverages)	153,992
90,400	ESR Group Ltd.(a) (Real Estate Management & Development)	162,113
77,600	Sands China Ltd.* (Hotels, Restaurants & Leisure)	269,582
1,911	Sea Ltd. ADR* (Entertainment)	165,397

		751,084

Denmark – 3.1%
170	AP Moller - Maersk A/S Class B (Marine Transportation)	309,010
552	AP Moller - Maersk A/S Class A (Marine Transportation)	979,273
4,380	Coloplast A/S Class B (Health Care Equipment & Supplies)	576,702
1	Danske Bank A/S* (Banks)	20
15,498	Novo Nordisk A/S Class B (Pharmaceuticals)	2,461,412

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
9,064	Vestas Wind Systems A/S (Electrical Equipment)	$ 264,165

		4,590,582

Finland – 2.3%
20,276	Kesko Oyj Class B (Consumer Staples Distribution & Retail)	435,758
7,102	Kone Oyj Class B (Machinery)	370,398
28,500	Metso Outotec Oyj (Machinery)	311,202
172,766	Nordea Bank Abp (Banks)	1,844,845
4,538	Orion Oyj Class B (Pharmaceuticals)	202,839
4,417	Sampo Oyj Class A (Insurance)	208,417
3	Stora Enso Oyj Class R (Paper & Forest Products)	39

		3,373,498

France – 11.7%
8,762	Amundi SA(a) (Capital Markets)	552,085
36,191	AXA SA (Insurance)	1,104,461
31,098	BNP Paribas SA (Banks)	1,857,096
21,873	Bouygues SA (Construction & Engineering)	737,690
1,425	Capgemini SE (IT Services)	264,815
143,217	Credit Agricole SA (Banks)	1,615,659
12,806	Danone SA (Food Products)	796,836
9,273	Dassault Systemes SE (Software)	382,521
1	Edenred (Financial Services)	59
81,770	Engie SA (Multi-Utilities)	1,293,985
18,052	Getlink SE (Transportation Infrastructure)	297,310
120	Hermes International (Textiles, Apparel & Luxury Goods)	243,031
974	Kering SA (Textiles, Apparel & Luxury Goods)	635,464
1,669	L’Oreal SA (Personal Products)	745,780
3,617	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,320,074
4,048	Orange SA (Diversified Telecommunication Services)	48,091
3,671	Pernod Ricard SA (Beverages)	831,228
10,227	Sanofi (Pharmaceuticals)	1,109,412
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	168,124
1,743	Schneider Electric SE (Electrical Equipment)	291,297
1,904	TotalEnergies SE (Oil, Gas & Consumable Fuels)	112,267
8,158	Vinci SA (Construction & Engineering)	935,252
1	Vivendi SE (Media)	10

		17,342,547

Germany – 6.7%
1,665	Allianz SE (Insurance)	384,342
28,758	BASF SE (Chemicals)	1,509,756
7,180	Bayer AG (Pharmaceuticals)	458,670

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
814	Bayerische Motoren Werke AG (Automobiles)	$ 89,213
4,413	Bechtle AG (IT Services)	211,327
2,013	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	280,394
13,128	Daimler Truck Holding AG* (Machinery)	443,057
1,730	Delivery Hero SE*(a) (Hotels, Restaurants & Leisure)	59,019
11,048	Deutsche Post AG (Air Freight & Logistics)	517,440
101	HelloFresh SE* (Consumer Staples Distribution & Retail)	2,409
25,876	Mercedes-Benz Group AG (Automobiles)	1,989,936
1,426	Nemetschek SE (Software)	98,438
245	Rheinmetall AG (Aerospace & Defense)	72,581
10,338	SAP SE (Software)	1,305,384
7,615	Siemens AG (Industrial Conglomerates)	1,233,660
4,920	Siemens Healthineers AG(a) (Health Care
	Equipment & Supplies)	283,648
337,545	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	1,039,047

		9,978,321

Hong Kong – 2.1%
74,400	AIA Group Ltd. (Insurance)	780,259
28,000	Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	187,297
28,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	52,394
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	86
14,596	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	646,963
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	14,593
185,084	Link REIT (Retail REITs)	1,190,133
15,000	MTR Corp. Ltd. (Ground Transportation)	72,394
25,467	Sino Land Co. Ltd. (Real Estate Management & Development)	34,440
500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	7,005
400	Swire Properties Ltd. (Real Estate Management & Development)	1,029
16,500	Techtronic Industries Co. Ltd. (Machinery)	178,779

		3,165,372

Ireland – 1.0%
24,567	CRH PLC (Construction Materials)	1,241,132

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
7,315	Experian PLC (Professional Services)	$ 240,866

		1,481,998

Israel – 0.6%
436	CyberArk Software Ltd.* (Software)	64,519
82,362	ICL Group Ltd. Class G (Chemicals)	558,050
3,205	Teva Pharmaceutical Industries Ltd. ADR* (Pharmaceuticals)	28,364
2,100	Wix.com Ltd.*(b) (IT Services)	209,580
		860,513

Italy – 1.4%
274	Amplifon SpA (Health Care Providers & Services)	9,497
1,438	DiaSorin SpA (Health Care Equipment & Supplies)	151,539
20,152	Eni SpA (Oil, Gas & Consumable Fuels)	281,047
62,695	Mediobanca Banca di Credito Finanziario SpA (Banks)	630,017
10,994	Moncler SpA (Textiles, Apparel & Luxury Goods)	759,372
6,836	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	289,159

		2,120,631

Japan – 20.3%
1,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	111,248
14,500	AGC, Inc. (Building Products)	540,573
1,600	Asahi Group Holdings Ltd. (Beverages)	59,549
4,200	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	74,207
16,600	Asahi Kasei Corp. (Chemicals)	116,268
7,100	Astellas Pharma, Inc. (Pharmaceuticals)	100,872
1,700	BayCurrent Consulting, Inc. (Professional Services)	70,581
22,600	Bridgestone Corp. (Automobile Components)	918,073
17,800	Canon, Inc. (Technology Hardware, Storage & Peripherals)	396,403
11,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	286,434
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	27,575
16,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	609,177
600	Daikin Industries Ltd. (Building Products)	107,644
1,000	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	99,630
92,600	Daiwa Securities Group, Inc. (Capital Markets)	434,721
4,400	Denso Corp. (Automobile Components)	248,369
4,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	523,492
4,800	Eisai Co. Ltd. (Pharmaceuticals)	272,638

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
20,000	FANUC Corp. (Machinery)	$ 722,244
600	Fast Retailing Co. Ltd. (Specialty Retail)	131,347
2,600	Fuji Electric Co. Ltd. (Electrical Equipment)	102,675
700	GMO Payment Gateway, Inc. (Financial Services)	60,604
1,300	Hikari Tsushin, Inc. (Specialty Retail)	182,685
1,916	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	250,664
6,500	Hitachi Construction Machinery Co. Ltd. (Machinery)	151,497
1,400	Hitachi Ltd. (Industrial Conglomerates)	76,945
3,100	Hoya Corp. (Health Care Equipment & Supplies)	342,588
2,400	Iida Group Holdings Co. Ltd. (Household Durables)	39,184
20,600	Isuzu Motors Ltd. (Automobiles)	246,190
39,600	ITOCHU Corp. (Trading Companies & Distributors)	1,289,631
2,000	Japan Exchange Group, Inc. (Capital Markets)	30,588
16,700	Japan Post Insurance Co. Ltd. (Insurance)	260,284
18,000	Japan Tobacco, Inc. (Tobacco)	380,224
6,400	JSR Corp. (Chemicals)	151,400
12,400	Kajima Corp. (Construction & Engineering)	149,636
1,700	Kao Corp. (Personal Products)	66,173
600	Keyence Corp. (Electronic Equipment, Instruments & Components)	294,065
900	Kikkoman Corp. (Food Products)	45,948
32,500	Kirin Holdings Co. Ltd. (Beverages)	514,175
12,500	Komatsu Ltd. (Machinery)	310,314
2,100	Kose Corp. (Personal Products)	249,602
400	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	71,072
26,100	Lixil Corp. (Building Products)	430,803
9,700	M3, Inc. (Health Care Technology)	244,140
4,200	Makita Corp. (Machinery)	104,600
52,200	Marubeni Corp. (Trading Companies & Distributors)	709,905
17,300	Mitsubishi Corp. (Trading Companies & Distributors)	621,701
5,500	Mitsubishi Electric Corp. (Electrical Equipment)	65,726
49,600	Mitsubishi HC Capital, Inc. (Financial Services)	256,122
125,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	803,647
12,100	Mitsui & Co. Ltd. (Trading Companies & Distributors)	377,155
11,800	Mitsui OSK Lines Ltd. (Marine Transportation)	295,916
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	424,575

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
6,900	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 420,522
400	Nidec Corp. (Electrical Equipment)	20,816
19,800	Nihon M&A Center Holdings, Inc. (Professional Services)	148,408
13,100	Nintendo Co. Ltd. (Entertainment)	508,824
1,100	Nippon Express Holdings, Inc. (Air Freight & Logistics)	66,374
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	9,403
19	Nippon Prologis REIT, Inc. (Industrial REITs)	40,224
1	Nippon Steel Corp. (Metals & Mining)	24
12,600	Nippon Yusen KK (Marine Transportation)	294,315
3,400	Nisshin Seifun Group, Inc. (Food Products)	39,790
1,800	Nitto Denko Corp. (Chemicals)	116,498
10,000	Nomura Research Institute Ltd. (IT Services)	233,877
1,100	Obic Co. Ltd. (IT Services)	174,233
300	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	3,903
5,100	Olympus Corp. (Health Care Equipment & Supplies)	89,570
1,900	Open House Group Co. Ltd. (Household Durables)	71,250
5,400	Otsuka Corp. (IT Services)	191,780
34,400	Panasonic Holdings Corp. (Household Durables)	307,781
14,300	Recruit Holdings Co. Ltd. (Professional Services)	393,379
36,400	Resona Holdings, Inc. (Banks)	175,599
13,900	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	198,604
9,600	Sekisui House Ltd. (Household Durables)	195,660
1,600	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	72,279
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	116,152
19,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	632,990
300	Shiseido Co. Ltd. (Personal Products)	14,065
148,200	SoftBank Corp. (Wireless Telecommunication Services)	1,710,791
1,200	SoftBank Group Corp. (Wireless Telecommunication Services)	47,176
900	Sompo Holdings, Inc. (Insurance)	35,663
7,500	Sony Group Corp. (Household Durables)	683,125
11,800	Sumitomo Corp. (Trading Companies & Distributors)	209,041
2,100	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	80,354

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
25,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	$ 1,016,446
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	10,307
3,600	Sysmex Corp. (Health Care Equipment & Supplies)	236,274
38,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,254,623
3,000	TDK Corp. (Electronic Equipment, Instruments & Components)	107,688
4,800	Tokio Marine Holdings, Inc. (Insurance)	92,376
11,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,392,693
300	Tokyo Gas Co. Ltd. (Gas Utilities)	5,638
3,900	TOTO Ltd. (Building Products)	130,664
131,000	Toyota Motor Corp. (Automobiles)	1,864,837
40,500	USS Co. Ltd. (Specialty Retail)	702,658
4,700	West Japan Railway Co. (Ground Transportation)	193,600
100	Yamaha Corp. (Leisure Products)	3,862
5,800	Yamaha Motor Co. Ltd. (Automobiles)	151,791
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	3,433
900	Yaskawa Electric Corp. (Machinery)	39,474
3,900	ZOZO, Inc. (Specialty Retail)	89,200

		30,049,513

Netherlands – 4.6%
330	Adyen NV*(a) (Financial Services)	525,831
3,522	Airbus SE (Aerospace & Defense)	470,425
1	Akzo Nobel NV (Chemicals)	78
414	Argenx SE* (Biotechnology)	153,741
600	ASM International NV (Semiconductors & Semiconductor Equipment)	243,540
4,736	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,227,338
2,913	Davide Campari-Milano NV (Beverages)	35,544
42	Heineken NV (Beverages)	4,513
4,249	NN Group NV (Insurance)	154,281
35,686	OCI NV (Chemicals)	1,209,750
7,383	Prosus NV* (Broadline Retail)	578,118
1,214	Randstad NV (Professional Services)	72,069
4,247	Universal Music Group NV (Entertainment)	107,554

		6,782,782

New Zealand – 1.0%
16,592	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	277,367
36,471	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	119,983

Shares	Description	Value

Common Stocks – (continued)
New Zealand – (continued)
322,361	Spark New Zealand Ltd. (Diversified Telecommunication Services)	$ 1,021,303

		1,418,653

Norway – 1.6%
49,172	Equinor ASA (Oil, Gas & Consumable Fuels)	1,397,881
58	Gjensidige Forsikring ASA (Insurance)	948
23,544	Yara International ASA (Chemicals)	1,023,236

		2,422,065

Portugal – 0.1%
9,319	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	218,743

Singapore – 1.3%
1,500	City Developments Ltd. (Real Estate Management & Development)	8,324
36,746	DBS Group Holdings Ltd. (Banks)	913,569
5,200	Keppel Corp. Ltd. (Industrial Conglomerates)	22,062
99,242	Sembcorp Marine Ltd.* (Machinery)	8,907
17,600	Singapore Exchange Ltd. (Capital Markets)	124,635
208,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	573,695
121,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	225,309

		1,876,501

Spain – 3.0%
169	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	11,337
65,098	Enagas SA (Gas Utilities)	1,250,903
71,202	Endesa SA (Electric Utilities)	1,546,493
24,560	Ferrovial SA (Construction & Engineering)	723,228
11,487	Industria de Diseno Textil SA (Specialty Retail)	385,908
117,376	Telefonica SA (Diversified Telecommunication Services)	505,516

		4,423,385

Sweden – 1.9%
7,042	Atlas Copco AB Class A (Machinery)	89,210
45,108	Atlas Copco AB Class B (Machinery)	518,865
2	Embracer Group AB* (Entertainment)	9
14,202	EQT AB (Capital Markets)	290,110
43,039	Nibe Industrier AB Class B (Building Products)	490,607
6,928	Sagax AB Class B (Real Estate Management & Development)	159,693
1,984	Skandinaviska Enskilda Banken AB Class A* (Banks)	21,900

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
83,017	Tele2 AB Class B (Wireless Telecommunication Services)	$ 826,274
160,198	Telia Co. AB (Diversified Telecommunication Services)	406,785

		2,803,453

Switzerland – 10.9%
2,250	ABB Ltd. (Electrical Equipment)	77,403
2,242	Bachem Holding AG Class B (Life Sciences Tools & Services)	225,460
501	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	80,338
25,578	Coca-Cola HBC AG* (Beverages)	700,202
861	Geberit AG (Building Products)	480,823
38,391	Glencore PLC (Metals & Mining)	220,910
1,280	Kuehne & Nagel International AG (Marine Transportation)	381,229
34,798	Nestle SA (Food Products)	4,242,938
24,931	Novartis AG (Pharmaceuticals)	2,289,127
967	Partners Group Holding AG (Capital Markets)	910,646
5,448	Roche Holding AG (Pharmaceuticals)	1,556,725
276	SGS SA (Professional Services)	608,786
5,513	SIG Group AG* (Containers & Packaging)	142,032
219	Sika AG (Chemicals)	61,429
918	Sonova Holding AG (Health Care Equipment & Supplies)	270,800
4,492	Straumann Holding AG (Health Care Equipment & Supplies)	673,731
6,580	Swiss Re AG (Insurance)	675,986
1,211	VAT Group AG(a) (Machinery)	437,515
4,537	Zurich Insurance Group AG (Insurance)	2,174,124

		16,210,204

United Kingdom – 14.4%
997	Anglo American PLC (Metals & Mining)	33,162
1,429	Ashtead Group PLC (Trading Companies & Distributors)	87,748
17,478	AstraZeneca PLC ADR (Pharmaceuticals)	1,213,148
74,840	Aviva PLC (Insurance)	373,836
57,385	BAE Systems PLC (Aerospace & Defense)	694,136
6,958	BP PLC ADR (Oil, Gas & Consumable Fuels)	263,987
15,806	British American Tobacco PLC (Tobacco)	554,069
3,470	Coca-Cola Europacific Partners PLC (Beverages)	205,389
13,945	Diageo PLC (Beverages)	622,360
74,513	Evraz PLC*(c) (Metals & Mining)	—
39,658	GSK PLC ADR (Pharmaceuticals)	1,411,032
240,798	HSBC Holdings PLC (Banks)	1,636,582
32,780	HSBC Holdings PLC ADR (Banks)	1,118,781

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
21,602	Imperial Brands PLC (Tobacco)	$ 496,752
327,436	M&G PLC (Financial Services)	802,556
43,746	National Grid PLC (Multi-Utilities)	591,752
55,810	Persimmon PLC (Household Durables)	866,601
86,359	Phoenix Group Holdings PLC (Insurance)	583,478
1,916	Reckitt Benckiser Group PLC (Household Products)	145,764
17,073	RELX PLC (Professional Services)	552,941
2,067	Rentokil Initial PLC ADR (Commerical Services & Supplies)	75,466
2,485	Rio Tinto PLC (Metals & Mining)	168,677
33,779	Rio Tinto PLC ADR (Metals & Mining)	2,317,239
20	Rolls-Royce Holdings PLC* (Aerospace & Defense)	37
21,186	Segro PLC (Industrial REITs)	201,813
82,070	Shell PLC (Oil, Gas & Consumable Fuels)	2,339,560
43,499	SSE PLC (Electric Utilities)	970,630
9,344	St. James’s Place PLC (Capital Markets)	140,211
14,264	Unilever PLC (Personal Products)	738,388
20,386	Unilever PLC ADR (Personal Products)	1,058,645
95,341	Vodafone Group PLC ADR (Wireless
	Telecommunication Services)	1,052,565

		21,317,305

TOTAL COMMON STOCKS (Cost $121,917,806)		$143,993,918

Shares	Dividend Rate	Value

Preferred Stocks – 1.6%
Germany – 1.6%
Bayerische Motoren Werke AG (Automobiles)
17,427	6.185%	$ 1,781,359
Sartorius AG (Life Sciences Tools & Services)
847	0.371	356,974
Volkswagen AG (Automobiles)
1,650	21.225	225,179

TOTAL PREFERRED STOCKS (Cost $1,718,846)		$ 2,363,512

TOTAL INVESTMENTS – 98.8% (Cost $123,636,652)		$146,357,430

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,765,789

NET ASSETS – 100.0%		$148,123,219

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	23	06/16/23	$1,062,842	$50,559
FTSE 100 Index	4	06/16/23	376,939	11,135
Hang Seng Index	1	04/27/23	130,454	5,176
MSCI Singapore Index	1	04/27/23	23,012	358
SPI 200 Index	1	06/15/23	120,171	3,575
Topix Index	3	06/08/23	452,683	19,057

TOTAL FUTURES CONTRACTS				$89,860

WRITTEN OPTIONS CONTRACTS — At March 31, 2023, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Nikkei 225 Index	$28,750.00	06/09/2023	(69)	$(198,375,000)	$(228,658)	$(333,752)	$105,095
Euro Stoxx 50 Index	4,125.00	06/16/2023	(620)	(255,750,000)	(1,519,601)	(914,064)	(605,538)
Euro Stoxx 50 Index	7,500.00	06/16/2023	(88)	(66,000,000)	(300,702)	(243,918)	(56,784)

TOTAL			(777)	$(520,125,000)	$(2,048,961)	$(1,491,734)	$(557,227)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Aerospace & Defense – 1.6%
498	HEICO Corp. Class A	$ 67,678
4,697	Hexcel Corp.	320,570
35,134	Lockheed Martin Corp.	16,608,896
178,830	Raytheon Technologies Corp.	17,512,822
48,300	The Boeing Co.*	10,260,369

		44,770,335

Air Freight & Logistics – 0.8%
113,998	United Parcel Service, Inc.
	Class B	22,114,472

Automobile Components – 0.1%
23,300	Lear Corp.	3,250,117
6,100	QuantumScape Corp.*(a)	49,898

		3,300,015

Automobiles – 1.7%
7,500	Harley-Davidson, Inc.	284,775
13,100	Lucid Group, Inc.*(a)	105,324
2,500	Rivian Automotive, Inc. Class A*	38,700
223,233	Tesla, Inc.*	46,311,918
2,200	Thor Industries, Inc.	175,208

		46,915,925

Banks – 3.4%
441,079	Bank of America Corp.	12,614,859
222,531	Columbia Banking System, Inc.	4,766,614
6,300	Cullen/Frost Bankers, Inc.	663,642
7,300	First Hawaiian, Inc.	150,599
80,500	First Horizon Corp.	1,431,290
66,000	FNB Corp.	765,600
717,800	Huntington Bancshares, Inc.	8,039,360
217,329	JPMorgan Chase & Co.(b)	28,320,142
84,900	The PNC Financial Services Group, Inc.	10,790,790
376,700	Truist Financial Corp.	12,845,470
260,900	U.S. Bancorp	9,405,445
600	Webster Financial Corp.	23,652
202,600	Wells Fargo & Co.	7,573,188

		97,390,651

Beverages – 2.2%
157,682	PepsiCo, Inc.	28,745,429
523,500	The Coca-Cola Co.	32,472,705

		61,218,134

Biotechnology – 2.3%
198,986	AbbVie, Inc.	31,712,399
1,200	Alnylam Pharmaceuticals, Inc.*	240,384
57,402	Amgen, Inc.	13,876,934
2,465	BioMarin Pharmaceutical, Inc.*	239,697
10,307	Exact Sciences Corp.*	698,918
207,694	Gilead Sciences, Inc.	17,232,371
1,741	Ionis Pharmaceuticals, Inc.*	62,223

3,600	Mirati Therapeutics, Inc.*	133,848

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
3,342	Natera, Inc.*	$ 185,548
34,097	Novavax, Inc.*(a)	236,292
4,874	Sarepta Therapeutics, Inc.*	671,783

		65,290,397

Broadline Retail – 2.8%
746,768	Amazon.com, Inc.*	77,133,667
1,718	MercadoLibre, Inc.*	2,264,427
1,200	Nordstrom, Inc.	19,524

		79,417,618

Building Products – 0.3%
3,200	Advanced Drainage Systems, Inc.	269,472
30	Carlisle Cos., Inc.	6,782
144,700	Johnson Controls International PLC	8,713,834
900	Lennox International, Inc.	226,152

		9,216,240

Capital Markets – 2.8%
121,200	Ares Management Corp. Class A	10,112,928
24,800	BlackRock, Inc.	16,594,176
83,600	Blue Owl Capital, Inc.	926,288
9,800	Evercore, Inc. Class A	1,130,724
263,300	Franklin Resources, Inc.	7,093,302
296,700	Janus Henderson Group PLC	7,904,088
46,200	Jefferies Financial Group, Inc.	1,466,388
1,138	LPL Financial Holdings, Inc.	230,331
234,164	Morgan Stanley	20,559,599
4,125	Robinhood Markets, Inc. Class A*	40,054
21,600	S&P Global, Inc.	7,447,032
23,400	The Carlyle Group, Inc.	726,804
117,700	The Charles Schwab Corp.	6,165,126

		80,396,840

Chemicals – 1.8%
32,226	Air Products & Chemicals, Inc.	9,255,630
4,441	Ashland, Inc.	456,135
197,703	Dow, Inc.	10,838,079
69,000	Eastman Chemical Co.	5,819,460
14,120	Element Solutions, Inc.	272,657
72,801	Huntsman Corp.	1,991,835
37,491	Linde PLC	13,325,801
81,700	LyondellBasell Industries NV Class A	7,670,813
500	RPM International, Inc.	43,620

		49,674,030

Commerical Services & Supplies – 0.0%
600	MSA Safety, Inc.	80,100
2,674	Tetra Tech, Inc.	392,838

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commerical Services & Supplies – (continued)
1,475	Waste Connections, Inc.	$ 205,128

		678,066

Communications Equipment – 1.1%
399,748	Cisco Systems, Inc.	20,896,827
276,400	Juniper Networks, Inc.	9,513,688

		30,410,515

Construction & Engineering – 0.1%
50,500	MDU Resources Group, Inc.	1,539,240
1,200	Valmont Industries, Inc.	383,136

		1,922,376

Consumer Finance – 0.3%
48,636	American Express Co.	8,022,508
5,600	OneMain Holdings, Inc.	207,648
17,600	SLM Corp.	218,064
18,700	SoFi Technologies, Inc.*	113,509
400	Upstart Holdings, Inc.*(a)	6,356

		8,568,085

Consumer Staples Distribution & Retail – 1.7%
31,761	Costco Wholesale Corp.	15,781,088
61,200	Target Corp.	10,136,556
290,100	Walgreens Boots Alliance, Inc.	10,031,658
85,345	Walmart, Inc.	12,584,120

		48,533,422

Containers & Packaging – 0.8%
528,100	Amcor PLC	6,009,778
164,199	International Paper Co.	5,921,016
62,800	Packaging Corp. of America	8,718,524
44,400	Sonoco Products Co.	2,708,400

		23,357,718

Diversified Consumer Services – 0.0%
21,174	ADT, Inc.	153,088
24,800	H&R Block, Inc.	874,200
11,183	Mister Car Wash, Inc.*	96,397

		1,123,685

Diversified REITs – 0.0%
7,100	WP Carey, Inc.	549,895

Diversified Telecommunication Services – 1.6%
1,096,928	AT&T, Inc.	21,115,864
594,102	Verizon Communications, Inc.(b)	23,104,627

		44,220,491

Electric Utilities – 2.3%
12,600	Avangrid, Inc.	502,488
247,300	Duke Energy Corp.	23,857,031
82,300	Edison International	5,809,557
235,600	OGE Energy Corp.	8,872,696

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
357,001	The Southern Co.	$ 24,840,130

		63,881,902

Electrical Equipment – 0.7%
8,980	ChargePoint Holdings, Inc.*(a)	94,021
43,162	Eaton Corp. PLC	7,395,377
84,662	Emerson Electric Co.	7,377,447
19,822	Hubbell, Inc.	4,822,891
16,930	Plug Power, Inc.*	198,419
22,103	Sunrun, Inc.*	445,375

		20,333,530

Electronic Equipment, Instruments & Components – 0.5%
69,300	Avnet, Inc.	3,132,360
74,430	National Instruments Corp.	3,900,876
63,564	TE Connectivity Ltd.	8,336,419

		15,369,655

Energy Equipment & Services – 0.0%
52,700	NOV, Inc.	975,477

Entertainment* – 0.9%
16,500	AMC Entertainment Holdings, Inc. Class A(a)	82,665
41,117	Netflix, Inc.	14,205,101
12,228	ROBLOX Corp. Class A	550,015
5,480	Roku, Inc.	360,694
101,599	The Walt Disney Co.	10,173,108

		25,371,583

Financial Services – 3.3%
17,776	Affirm Holdings, Inc.*(a)	200,335
48,100	Apollo Global Management, Inc.	3,037,996
80,214	Berkshire Hathaway, Inc. Class B*	24,767,677
8,647	Block, Inc.*	593,617
110,700	Corebridge Financial, Inc.	1,773,414
142,600	Equitable Holdings, Inc.	3,620,614
55,627	Mastercard, Inc. Class A	20,215,408
84,961	PayPal Holdings, Inc.*	6,451,938
4,800	Shift4 Payments, Inc. Class A*	363,840
426,999	The Western Union Co.	4,761,039
126,841	Visa, Inc. Class A	28,597,572

		94,383,450

Food Products – 0.7%
5,903	Bunge Ltd.	563,855
212,000	Conagra Brands, Inc.	7,962,720
78,000	Flowers Foods, Inc.	2,137,980
259,100	The Kraft Heinz Co.	10,019,397

		20,683,952

Gas Utilities – 0.0%
3,895	National Fuel Gas Co.	224,897

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 0.9%
100	Avis Budget Group, Inc.*	$ 19,480
26,846	Norfolk Southern Corp.	5,691,352
17,300	Ryder System, Inc.	1,543,852
10,500	Uber Technologies, Inc.*	332,850
85,662	Union Pacific Corp.	17,240,334

		24,827,868

Health Care Equipment & Supplies – 2.5%
176,106	Abbott Laboratories	17,832,494
2,100	Globus Medical, Inc. Class A*	118,944
7,800	Insulet Corp.*	2,487,888
42,602	Intuitive Surgical, Inc.*	10,883,533
309,453	Medtronic PLC	24,948,101
10,738	Novocure Ltd.*	645,783
4,341	Penumbra, Inc.*	1,209,793
47,640	Stryker Corp.	13,599,791
4,980	Tandem Diabetes Care, Inc.*	202,238

		71,928,565

Health Care Providers & Services – 2.5%
14,631	Acadia Healthcare Co., Inc.*	1,057,090
27,624	agilon health, Inc.*	656,070
36,484	Cigna Corp.	9,322,757
107,578	CVS Health Corp.	7,994,121
22,500	Elevance Health, Inc.	10,345,725
9,428	Guardant Health, Inc.*	220,992
31,223	Oak Street Health, Inc.*	1,207,706
81,636	UnitedHealth Group, Inc.	38,580,357

		69,384,818

Health Care REITs – 0.0%
6,800	Healthcare Realty Trust, Inc.	131,444
5	Omega Healthcare Investors, Inc.	137

		131,581

Health Care Technology – 0.0%
2,609	Definitive Healthcare Corp.*	26,951
5,824	Teladoc Health, Inc.*	150,841
186	Veeva Systems, Inc. Class A	34,185

		211,977

Hotels, Restaurants & Leisure – 2.3%
3,300	Airbnb, Inc. Class A*	410,520
35,671	Aramark	1,277,022
3,230	Booking Holdings, Inc.*	8,567,284
56,700	Darden Restaurants, Inc.	8,797,572
1,400	DoorDash, Inc. Class A*	88,984
18,300	DraftKings, Inc. Class A*	354,288
20,919	Hyatt Hotels Corp. Class A*	2,338,535
2,700	Marriott Vacations Worldwide Corp.	364,122
80,700	McDonald’s Corp.	22,564,527
181,396	Starbucks Corp.	18,888,766
9,500	The Wendy’s Co.	206,910

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
8,000	Travel + Leisure Co.	$ 313,600
6,500	Vail Resorts, Inc.	1,518,920

		65,691,050

Household Durables – 0.3%
175,900	Leggett & Platt, Inc.	5,607,692
27,627	Lennar Corp. Class B	2,467,367
17,300	Tempur Sealy International, Inc.	683,177
200	TopBuild Corp.*	41,628

		8,799,864

Household Products – 1.8%
126,598	Kimberly-Clark Corp.	16,991,983
30,300	Reynolds Consumer Products, Inc.	833,250
216,998	The Procter & Gamble Co.	32,265,433

		50,090,666

Independent Power and Renewable Electricity Producers – 0.0%
6,762	Brookfield Renewable Corp. Class A	236,332
27,667	Vistra Corp.	664,008

		900,340

Industrial Conglomerates – 1.0%
138,368	3M Co.	14,543,860
73,800	Honeywell International, Inc.	14,104,656

		28,648,516

Industrial REITs – 0.8%
11,500	Americold Realty Trust, Inc.	327,175
9,200	First Industrial Realty Trust, Inc.	489,440
139,500	Prologis, Inc.	17,405,415
82,100	Rexford Industrial Realty, Inc.	4,897,265

		23,119,295

Insurance – 1.9%
10,300	American Financial Group, Inc.	1,251,450
8,800	Axis Capital Holdings Ltd.	479,776
32,300	CNA Financial Corp.	1,260,669
7,200	Erie Indemnity Co. Class A	1,667,952
192,200	Fidelity National Financial, Inc.	6,713,546
42,600	First American Financial Corp.	2,371,116
46,200	Marsh & McLennan Cos., Inc.	7,694,610
448,106	Old Republic International Corp.	11,189,207
224,100	Prudential Financial, Inc.	18,542,034
8,900	Reinsurance Group of America, Inc.	1,181,564
3,300	The Hanover Insurance Group, Inc.	424,050
42,700	Unum Group	1,689,212

		54,465,186

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 4.6%
222,795	Alphabet, Inc. Class C	$ 23,170,680
644,253	Alphabet, Inc. Class A	66,828,364
1	Match Group, Inc.	38
175,623	Meta Platforms, Inc. Class A	37,221,539
34,700	Pinterest, Inc. Class A	946,269
65,300	Snap, Inc. Class A	732,013
4,000	ZoomInfo Technologies, Inc.	98,840

		128,997,743

IT Services – 2.0%
61,739	Accenture PLC Class A	17,645,624
15,800	Amdocs Ltd.	1,517,274
30,100	Cloudflare, Inc. Class A*	1,855,966
215,301	International Business Machines Corp.	28,223,808
3	Kyndryl Holdings, Inc.*	44
7,688	MongoDB, Inc.*	1,792,227
16,826	Okta, Inc.*	1,451,074
15,400	Snowflake, Inc. Class A*	2,376,066
10,000	Twilio, Inc. Class A*	666,300

		55,528,383

Leisure Products – 0.0%
9,300	Brunswick Corp.	762,600
25,500	Peloton Interactive, Inc. Class A*	289,170

		1,051,770

Life Sciences Tools & Services – 1.7%
13,952	10X Genomics, Inc. Class A*	778,382
7,981	Azenta, Inc.*	356,112
8,900	Bruker Corp.	701,676
68,725	Danaher Corp.	17,321,449
4,700	Maravai LifeSciences Holdings, Inc. Class A*	65,847
21,400	Repligen Corp.*	3,602,904
41,510	Thermo Fisher Scientific, Inc.	23,925,119

		46,751,489

Machinery – 1.6%
65,405	Caterpillar, Inc.	14,967,280
26,900	Cummins, Inc.	6,425,872
19,700	Deere & Co.	8,133,736
9,600	Flowserve Corp.	326,400
62,550	Illinois Tool Works, Inc.	15,227,798
3,000	Lincoln Electric Holdings, Inc.	507,300

		45,588,386

Media – 1.0%
403,919	Comcast Corp. Class A	15,312,569
67,500	Omnicom Group, Inc.	6,367,950
190,101	The Interpublic Group of Cos., Inc.	7,079,361
3,500	The Trade Desk, Inc. Class A*	213,185

		28,973,065

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 0.6%
18,600	Royal Gold, Inc.	$ 2,412,606
197,200	Southern Copper Corp.	15,036,500
50,300	SSR Mining, Inc.	760,536

		18,209,642

Multi-Utilities – 1.1%
100,500	Consolidated Edison, Inc.	9,614,835
172,997	Dominion Energy, Inc.	9,672,262
193,600	Public Service Enterprise Group, Inc.	12,090,320

		31,377,417

Oil, Gas & Consumable Fuels – 4.9%
59,500	Chesapeake Energy Corp.	4,524,380
168,898	Chevron Corp.	27,557,398
350,000	Coterra Energy, Inc.	8,589,000
159,400	Devon Energy Corp.	8,067,234
71,500	Diamondback Energy, Inc.	9,664,655
5,200	DTE Midstream LLC	256,724
344,419	Exxon Mobil Corp.(b)	37,768,987
734,300	Kinder Morgan, Inc.	12,857,593
51,300	New Fortress Energy, Inc.	1,509,759
88,600	Pioneer Natural Resources Co.	18,095,664
286,700	The Williams Cos., Inc.	8,560,862
18,037	Vitesse Energy, Inc.	343,244

		137,795,500

Paper & Forest Products – 0.0%
7	Sylvamo Corp.	324

Pharmaceuticals – 4.7%
280,701	Bristol-Myers Squibb Co.	19,455,386
70,339	Eli Lilly & Co.	24,155,819
230,334	Johnson & Johnson	35,701,770
278,353	Merck & Co., Inc.	29,613,976
7	Organon & Co.	165
622,799	Pfizer, Inc.	25,410,199
5	Viatris, Inc.	48

		134,337,363

Professional Services – 1.0%
53,785	Automatic Data Processing, Inc.	11,974,155
29,433	Booz Allen Hamilton Holding Corp.	2,728,145
4,547	KBR, Inc.	250,312
31,800	ManpowerGroup, Inc.	2,624,454
82,800	Paychex, Inc.	9,488,052

		27,065,118

Real Estate Management & Development* – 0.0%
83	WeWork, Inc. Class A	64

Residential REITs – 0.2%
189,691	American Homes 4 Rent Class A	5,965,782

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Residential REITs – (continued)
1,193	Sun Communities, Inc.	$ 168,070

		6,133,852

Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	307,736
8,300	National Retail Properties, Inc.	366,445
1	Realty Income Corp.	63
6,400	Spirit Realty Capital, Inc.	254,976

		929,220

Semiconductors & Semiconductor Equipment – 7.0%
149,093	Advanced Micro Devices, Inc.*	14,612,605
58,700	Analog Devices, Inc.	11,576,814
46,690	Broadcom, Inc.	29,953,503
554,409	Intel Corp.	18,112,542
22,575	KLA Corp.	9,011,263
13,953	Lam Research Corp.	7,396,764
8,000	Lattice Semiconductor Corp.*	764,000
25,459	Marvell Technology, Inc.	1,102,375
96,200	Microchip Technology, Inc.	8,059,636
210,525	NVIDIA Corp.	58,477,529
110,897	QUALCOMM, Inc.	14,148,239
140,150	Texas Instruments, Inc.	26,069,301
500	Wolfspeed, Inc.*	32,475

		199,317,046

Software – 9.1%
32,673	Adobe, Inc.*	12,591,194
3,100	Alteryx, Inc. Class A*	182,404
1,600	AppLovin Corp. Class A*	25,200
9,800	Atlassian Corp. Class A	1,677,466
8,500	Bill.com Holdings, Inc.*	689,690
18,633	Confluent, Inc. Class A*	448,496
20,800	Crowdstrike Holdings, Inc. Class A*	2,855,008
31,100	Datadog, Inc. Class A*	2,259,726
21,068	DocuSign, Inc.*	1,228,264
18,400	Dynatrace, Inc.*	778,320
6,000	Elastic NV*	347,400
4,900	Five9, Inc.*	354,221
8,600	HubSpot, Inc.*	3,687,250
35,020	Intuit, Inc.	15,612,967
600,725	Microsoft Corp.	173,189,017
3,000	nCino, Inc.*	74,340
900	New Relic, Inc.*	67,761
115,642	Oracle Corp.	10,745,455
54,000	Palantir Technologies, Inc. Class A*	456,300
6,400	Palo Alto Networks, Inc.*	1,278,336
800	Paylocity Holding Corp.*	159,024
2,800	RingCentral, Inc. Class A*	85,876
75,236	Salesforce, Inc.*	15,030,648
14,136	SentinelOne, Inc. Class A*	231,265
21,162	ServiceNow, Inc.*	9,834,405
23,400	Smartsheet, Inc. Class A*	1,118,520

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
7,700	Splunk, Inc.*	$ 738,276
33,972	Unity Software, Inc.*	1,102,052
300	Workday, Inc. Class A*	61,962
1,526	Zoom Video Communications, Inc. Class A*	112,680
15,700	Zscaler, Inc.*	1,834,231

		258,857,754

Specialized REITs – 1.4%
17,100	CubeSmart	790,362
15,200	Equinix, Inc.	10,959,808
41,400	Gaming & Leisure Properties, Inc.	2,155,284
3,400	Life Storage, Inc.	445,706
22,600	Public Storage	6,828,364
3,100	Rayonier, Inc.	103,106
35,600	SBA Communications Corp.	9,294,092
257,600	VICI Properties, Inc.	8,402,912

		38,979,634

Specialty Retail – 2.2%
2,900	Carvana Co.*(a)	28,391
19,300	Chewy, Inc. Class A*	721,434
20,100	Dick’s Sporting Goods, Inc.	2,851,989
5,300	GameStop Corp. Class A*(a)	122,006
61,599	Lowe’s Cos., Inc.	12,317,952
9,000	Penske Automotive Group, Inc.	1,276,290
13,400	The Gap, Inc.	134,536
103,076	The Home Depot, Inc.	30,419,789
164,100	The TJX Cos., Inc.	12,858,876
2,000	Wayfair, Inc. Class A*	68,680
2,200	Williams-Sonoma, Inc.	267,652

		61,067,595

Technology Hardware, Storage & Peripherals – 7.2%
1,190,059	Apple, Inc.(b)	196,240,729
35,200	Dell Technologies, Inc. Class C	1,415,392
95,400	NetApp, Inc.	6,091,290
3,494	Pure Storage, Inc. Class A*	89,132

		203,836,543

Textiles, Apparel & Luxury Goods – 0.5%
16,200	Carter’s, Inc.	1,165,104
2,000	Deckers Outdoor Corp.*	899,100
3	Kontoor Brands, Inc.	145
2,600	Lululemon Athletica, Inc.*	946,894
96,857	NIKE, Inc. Class B	11,878,543

		14,889,786

Tobacco – 0.8%
271,063	Altria Group, Inc.	12,094,831
97,334	Philip Morris International, Inc.	9,465,732

		21,560,563

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 0.4%
90,600	MSC Industrial Direct Co., Inc. Class A	$ 7,610,400
10,499	Watsco, Inc.	3,340,362

		10,950,762

TOTAL COMMON STOCKS
(Cost $2,277,067,169)		$2,830,692,101

Shares	Dividend Rate	Value

Investment Company(c) – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
37,066,704	4.725%	$ 37,066,704
(Cost $37,066,704)

Securities Lending Reinvestment Vehicle(c) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
853,208	4.725%	$ 853,208
(Cost $853,208)

TOTAL INVESTMENTS – 101.1% (Cost $2,314,987,081)		$2,868,612,013

OTHER ASSETS IN EXCESS OF LIABILITIES – (1.1)%		(31,277,646)

NET ASSETS – 100.0%		$2,837,334,367

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Represents an Affiliated Issuer.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	170	06/16/23	$35,170,875	$2,062,862

WRITTEN OPTIONS CONTRACTS — At March 31, 2023, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$4,080.00	05/31/2023	(826)	$(337,008,000)	$(11,952,220)	$(8,481,170)	$(3,471,050)
S&P 500 Index	4,175.00	06/30/2023	(846)	(353,205,000)	(10,407,737)	(10,407,737)	—
S&P 500 Index	4,140.00	04/28/2023	(892)	(369,288,000)	(5,575,000)	(10,266,117)	4,691,117

TOTAL			(2,564)	$(1,059,501,000)	$(27,934,957)	$(29,155,024)	$1,220,067

Investment Abbreviations:
LLC	— Limited Liability Company
PLC	— Public Limited Company

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Money Market’s Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

The International Equity Dividend and Premium Fund has limited market value in Russian securities. These Russian assets have been fair valued to reflect the limited liquidity and transferability in the current environment. With the closure of local markets and imposition of sanctions in February and March, there is currently only a limited degree of portfolio management actions possible as most of these assets are either sanctioned and/or cannot be settled. These assets continue to be closely monitored and proactively managed to ensure the Fund complies with all sanctions and to maximize shareholder value where possible.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2023:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$302,463	$34,009,642	$—
Australia and Oceania	—	12,911,372	—
Europe	8,716,252	87,734,800	—
North America	165,397	153,992	—
Preferred Stocks	—	2,363,512	—

Total	$9,184,112	$137,173,318	$—

Derivative Type

Assets
Futures Contracts(b)	$89,860	$—	$—

Liabilities
Written Option Contracts	$(2,048,961)	$—	$—

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$83,824,311	$—	$—
North America	2,738,153,956	8,713,834	—
Securities Lending Reinvestment Vehicle	853,208	—	—
Investment Company	37,066,704	—	—

Total	$2,859,898,179	$8,713,834	$—

Derivative Type

Assets
Futures Contracts(b)	$2,062,862	$—	$—

Liabilities
Written Option Contracts	$(27,934,957)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Funds’ investments in dividend-paying securities could cause the Funds to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the the Funds’ investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Funds to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on aFund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.